Provisions - Summary of Provisions Reconciliation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Beginning balance	£ 700	£ 870
Additional provisions	385	397	£ 762
Utilisation	(537)	(567)
Transfers	10
Ending balance	558	700	870
To be settled:
Ending balance	700	870	870
Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	500
Ending balance	344	500
To be settled:
Ending balance	500	500
More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	200
Ending balance	214	200
To be settled:
Ending balance	200	200
PPI [member]
Disclosure of other provisions [line items]
Beginning balance	457	465
Additional provisions	109	144
Utilisation	(210)	(152)
Ending balance	356	457	465
To be settled:
Ending balance	457	465	465
PPI [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	294
Ending balance	167	294
To be settled:
Ending balance	294	294
PPI [member] | More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	163
Ending balance	189	163
To be settled:
Ending balance	163	163
Wealth and Investment [member]
Disclosure of other provisions [line items]
Beginning balance	22	146
Utilisation	(29)	(124)
Transfers	10
Ending balance	3	22	146
To be settled:
Ending balance	22	146	146
Wealth and Investment [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	22
Ending balance	3	22
To be settled:
Ending balance	22	22
Other products [member]
Disclosure of other provisions [line items]
Beginning balance	14	26
Additional provisions	35	2
Utilisation	(5)	(14)
Ending balance	44	14	26
To be settled:
Ending balance	14	26	26
Other products [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	4
Ending balance	35	4
To be settled:
Ending balance	4	4
Other products [member] | More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	10
Ending balance	9	10
To be settled:
Ending balance	10	10
Regulatory-Related [member]
Disclosure of other provisions [line items]
Beginning balance	96	93
Additional provisions	93	141
Utilisation	(132)	(138)
Ending balance	57	96	93
To be settled:
Ending balance	96	93	93
Regulatory-Related [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	96
Ending balance	57	96
To be settled:
Ending balance	96	96
Vacant Property [member]
Disclosure of other provisions [line items]
Beginning balance	47	68
Additional provisions	4	(6)
Utilisation	(12)	(15)
Ending balance	39	47	68
To be settled:
Ending balance	47	68	68
Vacant Property [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	25
Ending balance	23	25
To be settled:
Ending balance	25	25
Vacant Property [member] | More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	22
Ending balance	16	22
To be settled:
Ending balance	22	22
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	64	72
Additional provisions	144	116
Utilisation	(149)	(124)
Ending balance	59	64	72
To be settled:
Ending balance	64	72	£ 72
Miscellaneous other provisions [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	59
Ending balance	59	59
To be settled:
Ending balance	59	59
Miscellaneous other provisions [member] | More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	5
Ending balance		5
To be settled:
Ending balance	£ 5	£ 5